Supplementary cashflow information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Issuance of shares to debenture holders	$ 713,590		$ 553,286
Issue of shares to debenture holders (in shares)	178,519		89,181
Cost
Disclosure of information for cash-generating units [line items]
Lease reassessments	$ (161,537)		$ 225,761
Cost | Right-of-use assets
Disclosure of information for cash-generating units [line items]
Lease reassessments	$ (161,537)	$ 225,761	$ 225,761